CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Revenues			$ 1,974,000	$ 827,000	$ 14,933,000		$ 16,946,000
Research and development			22,352,000	18,862,000	43,436,000		39,469,000
General and administrative expenses			12,286,000	10,528,000	20,999,000		20,305,000
Truck and freight operations			9,475,000	3,902,000	9,013,000		7,662,000
Sales and marketing			1,807,000	1,586,000	3,204,000		3,359,000
Total operating expenses			45,920,000	34,878,000	76,652,000		70,795,000
Loss from operations			(43,946,000)	(34,051,000)	(61,719,000)		(53,849,000)
Interest expense			(2,424,000)	(2,541,000)	(4,951,000)		(5,407,000)
Interest income and other, net			463,000	419,000	895,000		2,194,000
Change in fair value of second lien loans			(2,154,000)	0
Change in fair value of simple agreements for future equity			(192,548,000)	0	(4,109,000)		0
Change in fair value of redeemable convertible preferred stock warrant liabilities			(1,298,000)	214,000	426,000		126,000
Total other expenses			(197,961,000)	(1,908,000)	(7,739,000)		(3,087,000)
Net loss before income taxes			(241,907,000)	(35,959,000)	(69,458,000)		(56,936,000)
Income taxes			(4,000)	(4,000)	(1,000)		(9,000)
Net loss			(241,911,000)	(35,963,000)	(69,459,000)		(56,945,000)
Unrealized loss on marketable securities					0		(10,000)
Comprehensive loss					(69,459,000)		(56,955,000)
Net income			$ (241,911,000)	$ (35,963,000)	$ (69,459,000)		$ (56,945,000)
Weighted average shares outstanding, basic (in shares)			90,158,000		88,181,000		87,459,000
Weighted average shares outstanding, diluted (in shares)				88,026,000	88,181,000		87,459,000
Basic net loss per share (in USD per share)			$ (2.68)	$ (0.41)	$ (0.79)		$ (0.65)
Diluted net loss per share (in USD per share)			$ (2.68)	$ (0.41)	$ (0.79)		$ (0.65)
Ares Acquisition Corporation II [Member]
General and administrative expenses	$ 5,506,346	$ 373,422	$ 8,211,992	$ 828,934	$ 1,775,527		$ 1,122,892
Loss from operations	(5,506,346)	(373,422)	(8,211,992)	(828,934)	(1,775,527)		(1,122,892)
Investment income on investments held in Trust Account	5,832,989	6,958,789	11,531,430	13,807,691	27,761,686		18,038,352
Total other income	5,832,989	6,958,789	11,531,430	13,807,691	27,761,686		18,038,352
Net income	$ 326,643	$ 6,585,367	$ 3,319,438	$ 12,978,757	$ 25,986,159		$ 16,915,460
Common Class A | Ares Acquisition Corporation II [Member]
Weighted average shares outstanding, basic (in shares)	49,507,471	50,000,000	49,752,375	50,000,000	50,000,000		34,383,562
Weighted average shares outstanding, diluted (in shares)	49,507,471	50,000,000	49,752,375	50,000,000	50,000,000		34,383,562
Basic net loss per share (in USD per share)	$ 0.01	$ 0.11	$ 0.05	$ 0.21	$ 0.42		$ 0.36
Diluted net loss per share (in USD per share)	$ 0.01	$ 0.11	$ 0.05	$ 0.21	$ 0.42		$ 0.36
Common Class B | Ares Acquisition Corporation II [Member]
Weighted average shares outstanding, basic (in shares)	12,500,000	12,500,000	12,500,000	12,500,000	12,500,000	[1]	12,500,000	[1]
Weighted average shares outstanding, diluted (in shares)	12,500,000	12,500,000	12,500,000	12,500,000	12,500,000	[1]	12,500,000	[1]
Basic net loss per share (in USD per share)	$ 0.01	$ 0.11	$ 0.05	$ 0.21	$ 0.42		$ 0.36
Diluted net loss per share (in USD per share)	$ 0.01	$ 0.11	$ 0.05	$ 0.21	$ 0.42		$ 0.36

[1]	On April 25, 2023, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. All share and per share amounts have been retroactively restated to reflect the share surrender and share recapitalization events and the share forfeitures (see Note 4).